Shareholders' Equity (Details) - USD ($)																						12 Months Ended
		May 11, 2026	Feb. 10, 2026	Feb. 09, 2026	Feb. 04, 2026	Jan. 13, 2026	Dec. 17, 2025	Dec. 09, 2025	Aug. 11, 2025	Jun. 16, 2025	Jun. 09, 2025	Jun. 03, 2025	May 27, 2025	Dec. 20, 2024	Dec. 17, 2024	Nov. 18, 2024	Nov. 15, 2024	Apr. 08, 2024	Nov. 07, 2023	Sep. 08, 2023	Sep. 06, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)																								$ 7,065,000
Share based compensation (in Dollars)																						3,221,000		3,810,000
Proceeds from shareholders’ contribution																							1,000,000
Weighted average grant date fair value of options granted																						$ 3.03
Total intrinsic value of options exercised
Stock option exercised
Fair value of the convertible note																						5,000,000
Recognized a loss																						(13,174,000)	(8,538,000)	(4,556,000)
Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)															$ 0.0001
Share based compensation (in Dollars)																							3,312,000
Authorized share capital															1,000,000,000
Total intrinsic value of options exercised
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)																	$ 2
Ordinary Shares [Member] | Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)															$ 0.0001
Common stock, shares issued															16,172,300
Shares outstanding															16,172,300
Financing Arrangements [Member]
Shareholders’ Equity [Line Items]
Investor purchased shares																192,300
Amount received (in Dollars)																							$ 1,000,000
Financing Arrangements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued																	500,000
Par value (in Dollars per share)																	$ 0.0001
Investor purchased shares														307,700
Ordinary shares (in Dollars)																$ 384,600
Issuance of additional share																							500,000
Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars)										$ 7,500,000
Fair value of the convertible note																						5,231,587
Recognized a loss																						231,587
Securities Purchase Agreements [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Amount received (in Dollars)			$ 5,000,000
Securities Purchase Agreements [Member] | Convertible Note [Member]
Shareholders’ Equity [Line Items]
Principal amount				$ 5,415,000
Original issue discount deduction				400,000
Transaction expense				$ 15,000
Percentage of accrued interest rate				8.00%
Percentage of original issue discount				8.00%
Share-Based Payments [Member]
Shareholders’ Equity [Line Items]
Shares to employees						750,000	578,900											480,000	1,500,000
Shares option valued (in Dollars)						$ 3,075,000	$ 1,757,000											$ 3,312,000
Award vesting period							3 years
Share based compensation (in Dollars)																						$ 3,221,000		$ 3,810,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued													1,272,728
Par value (in Dollars per share)	[1]																					$ 0.0001	$ 0.0001
Ordinary shares (in Dollars)	[1]																					$ 16,000	$ 1,000
Proceeds from shareholders’ contribution								$ 1,500,000					$ 3,500,000
Common stock, shares issued	[1]																					157,582,228	8,440,000
Authorized share capital	[1]																					950,000,000	950,000,000
Shares outstanding	[1]																					157,582,228	8,440,000
Short-Term Debt, Total													$ 440,000,000
Class A Ordinary Shares [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Shares issued													9,333,332
Class A Ordinary Shares [Member] | Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)															$ 0.0001
Common stock, shares issued															8,132,300
Shares re-designated															950,000,000
Number of votes															one
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued																						41,612,302	500,000	2,000,000
Class A Ordinary Shares [Member] | Financing Arrangements [Member]
Shareholders’ Equity [Line Items]
Warrants purchase											4,000,000
Gross proceeds of common stock and warrants (in Dollars)											$ 1,600,000
Class A Ordinary Shares [Member] | Financing Arrangements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors				1,500,000	512,821			493,421				20,000,000
Proceeds from shareholders’ contribution					$ 2,000,000
Warrants purchase												1,000,000
Gross proceeds of common stock and warrants (in Dollars)												$ 6,600,000
Purchase price (in Dollars)				$ 100,000,000
Per share (in Dollars per share)				$ 150
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors									106,779,926	7,500,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member] | Subsequent Event [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Shares issued		1,500,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)	[1]																					$ 0.0001	$ 0.0001
Ordinary shares (in Dollars)	[1]																					$ 3,000	$ 1,000
Common stock, shares issued	[1]																					31,371,599	8,040,000
Authorized share capital	[1]																					50,000,000	50,000,000
Shares outstanding	[1]																					31,371,599	8,040,000
Class B Ordinary Shares [Member] | Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)															$ 0.0001
Common stock, shares issued															8,040,000
Shares re-designated															50,000,000
Number of votes															ten
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued																						0
Class B Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors									23,331,599
IPO [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)																				$ 0.0001
Offering price (in Dollars per share)																				$ 4	$ 4
Gross proceeds (in Dollars)																				$ 8,000,000	$ 8,000,000
Net proceeds (in Dollars)																				7,065,000
Underwriting discounts (in Dollars)																				720,000
Offering expenses (in Dollars)																				967,000
Underwriting discounts and commissions (in Dollars)																				1,687,000
Recognized in additional paid-in capital (in Dollars)																				$ 6,313,000
Common stock, shares issued																				2,000,000	2,000,000
Per share (in Dollars per share)																					$ 0.0001
IPO [Member] | Class A Ordinary Shares [Member] | Financing Arrangements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors											2,000,000

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)